Label	Element	Value
A, C, I Shares | JPMorgan Small Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	JPMorgan Small Cap Sustainable Leaders Fund Class/Ticker: A/VSSBX; C/VSSRX; I/VSSWX
Objective [Heading]	rr_ObjectiveHeading	What is the goal of the Fund?
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks capital growth over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.
You may
qualify for sales charge discounts on purchases of Class A
Shares if you and your family invest, or agree to invest in the future, at least $
50,000
in the J.P. Morgan Funds.
More information
about these and other discounts is available from your
financial intermediary and in “Investing with J.P. Morgan Funds —
SALES CHARGES AND FINANCIAL INTERMEDIARY COMPENSATION”
on page
20
and in “Financial Intermediary-Specific Sales
Charge Waivers” in Appendix A of the prospectus and in
“PURCHASES, REDEMPTIONS AND EXCHANGES” in Appendix A to
Part II of the Statement of Additional Information
. You may be
required to pay a commission to your Financial Intermediary for purchases of Class I Shares. Such commissions are not reflected in the tables or the example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	6/30/23
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the
Fund’s portfolio turnover rate was
102
% of the average value of
its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in the J.P. Morgan Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of
investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the
Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through
6
/30/23 and total annual
fund operating expenses thereafter. Your actual costs may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
Strategy [Heading]	rr_StrategyHeading	What are the Fund’s main investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
In managing the Fund, the adviser identifies companies that, in the adviser’s opinion, are sustainable leaders based on its
sustainability criteria and have attractive investment return potential. The adviser’s sustainability criteria are based on a proprietary scoring methodology, which includes an assessment of environmental, social and corporate governance (ESG)
characteristics, qualitative factors
including evaluation of
investment potential and outlook
, and the adviser’s subjective
judgment as to which companies are sustainable leaders. The
adviser’s investment analysis is based on a proprietary stock ranking system. The rankings are then reviewed and adjusted
utilizing fundamental research conducted by the investment
team to enhance accuracy and consistency. The adjusted rankings are used to place stocks into
the Fund
. The Fund seeks to
invest in companies that, on a combined basis, appear attractive when considering these sustainability criteria and financial characteristics.

The Fund defines ESG characteristics as follows:
•
Environmental — companies that actively strive to reduce the negative impact of their business operations on the environment.
In this context, the adviser analyzes factors such as the
company’s likely impact on climate change, natural resource
use, pollution and the use of clean technology
•
Social — companies that consider the social impact of their
business internally and externally. In this context, the adviser views considerations such as worker safety, product safety and integrity, healthier products, impact on the community and
human rights
•
Governance — companies that embrace corporate governance
principles. In reviewing governance characteristics, the adviser considers issues such as board accountability and diversity, shareholder rights, executive compensation, business ethics
and government and public policy.

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of small cap companies meeting the adviser’s sustainability criteria. “Assets” means net assets, plus the amount of borrowings for investment purposes.
Because investing on the basis of sustainability/ESG criteria involves qualitative and subjective analysis, there can be no assurance that the methodology utilized by, or determinations made by, the adviser will align with the beliefs or values of a particular investor.
Small cap companies are companies with market capitalizations equal to those within the universe of Russell 2000® Index at the time of purchase. As of the reconstitution of the Russell 2000 Index on May 31, 2021, the market capitalizations of the companies in the index ranged from $35 million to $22.4 billion.
In implementing its main strategies, the Fund’s investments are primarily in common stocks and
,
from time to time,
real estate
investment trusts (
REITs
).
Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as
substitutes for securities in which the Fund can invest. The Fund may use futures contracts to gain or reduce exposure to its
index, maintain liquidity and minimize transaction costs. In managing cash flows, the Fund buys futures contracts to invest incoming cash in the market or sells futures contracts in
response to cash outflows, thereby gaining market exposure to the index while maintaining a cash balance for liquidity.
Investment Process: The Fund has an actively managed strategy that applies the adviser’s sustainability criteria to each of the
Fund’s proposed investments other than its investments in
money market funds and derivatives
. In managing the Fund, the
adviser employs a process that ranks stocks based on its
proprietary stock ranking system, constructing portfolios based on company financials, data science techniques and proprietary fundamental analysis.
In choosing securities to purchase, the adviser evaluates and internally ranks companies to identify those companies that, in the adviser’s view, are sustainable leaders and have attractive investment return potential. The adviser assesses sustainability using a wide set of data inputs, combined with fundamental
analysis. This assessment includes a review of proprietary data, information self-reported by companies, data from third party vendors and internal fundamental research. The adviser may
vary the weightings of particular ESG characteristics by industry because, in the adviser’s judgment, certain characteristics are more relevant for certain industries. For example, an
environmental characteristic, such as land use, may be more
relevant for energy companies than for technology companies.
In addition, the Fund seeks to avoid investing in companies that the adviser has determined, based on its exclusionary criteria, to be significantly involved in certain business activities or industries, including the production of alcohol, tobacco,
controversial weapons, traditional weapons, thermal coal, adult entertainment and gambling products and services.
The Fund has flexibility to focus in various industries or sectors based on the adviser’s analysis of market opportunities at a particular time The Fund will sell a stock if the adviser
determines that the issuer no longer meets the Fund’s investment criteria or if the adviser believes that more attractive
opportunities are available.

Risk [Heading]	rr_RiskHeading	The Fund’s Main Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund is subject to management risk and may not achieve its objective if the adviser’s expectations regarding particular instruments or markets are not met.
An investment in this Fund or any other fund may not
provide a complete investment program. The suitability of an investment in the Fund should be considered based on the
investment objective, strategies and risks described in this
Prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a
financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to
meet its investment objective.
Equity Market Risk.
The price of equity securities may rise or fall
because of changes in the broad market or changes in a
company’s financial condition, sometimes rapidly or unpredictably.
These price movements may result from factors affecting
individual companies, sectors or industries selected for the
Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. When the value of the Fund’s securities goes down, your investment in the Fund decreases in value.
General Market Risk.
Economies and financial markets
throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions
in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s
portfolio may underperform in comparison to securities in
general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or
resources, market instability, debt crises and downgrades,
embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control
programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the
occurrence of global events such as war, terrorism,
environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics.
For example, the outbreak of COVID-19, a novel coronavirus
disease, has negatively affected economies, markets and
individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures may continue to have a
significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, exacerbate pre-existing political, social and economic risks to the Fund, and
negatively impact broad segments of businesses and populations.
The Fund’s operations may be interrupted as a result,
which may contribute to the negative impact on investment
performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in
response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s
investment performance. The full impact of the COVID-19
pandemic, or other future epidemics or pandemics, is currently unknown.
Sustainability (ESG) Strategy Risk.
The Fund’s ESG strategies
could cause it to perform differently compared to funds that do not have such a policy. The criteria related to this ESG policy, including the exclusion of securities of companies in certain business activities or industries, may result in the Fund’s forgoing opportunities to buy certain securities when it might
otherwise be advantageous to do so, or selling securities for
ESG reasons when it might be otherwise disadvantageous for it to do so. In addition, there is a risk that the companies identified by the ESG policy, and identified as sustainable leaders by
the adviser, do not operate as expected when addressing ESG
issues.
The adviser assesses sustainability using a wide set of
data inputs, combined with fundamental analysis. While the
adviser looks to data inputs that it believes to be reliable, the adviser cannot guarantee the accuracy of third party data.
Under the adviser’s investment process, data inputs may
include information self-reported by companies and third party providers that may be based on criteria that differs significantly from the criteria used by the adviser to evaluate sustainability.
In addition, the criteria used by third-party providers can differ significantly, and data can vary across providers and within the same industry for the same provider. Moreover, there
are
significant differences in interpretations of what it means for a company to have positive ESG characteristics. While the adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.
Smaller Company Risk.
Investments in smaller companies may
be riskier, less liquid, more volatile and more vulnerable to economic, market and industry changes than investment in
larger, more established companies. The securities of smaller companies may trade less frequently and in smaller volumes
than securities of larger companies. As a result, the share price changes may be more sudden or erratic than the prices of other securities, especially over the short term.
Derivatives Risk.
Derivatives, including futures, may be riskier
than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in
economic and market conditions and may create leverage,
which could result in losses that significantly exceed the Fund’s original investment. The Fund may be more volatile than if the
Fund had not been leveraged because the leverage tends to
exaggerate any effect on the value of the Fund’s portfolio
securities. Certain derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic
instruments that attempt to replicate the performance of
certain reference assets. With regard to such derivatives, the
Fund does not have a claim on the reference assets and is
subject to enhanced counterparty risk. Derivatives
may
not
perform as expected, so the Fund may not realize the intended benefits. When used for
hedging
, the change in value of a
derivative may not correlate as expected with the security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation.
Real Estate Securities Risk.
The Fund’s investments in real estate
securities, including REITs, are subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying real estate interests.
These risks include default, prepayments, changes in value
resulting from changes in interest rates and demand for real and rental property, and the management skill and credit-worthiness of REIT issuers. The Fund will indirectly bear its
proportionate share of expenses, including management fees,
paid by each REIT in which it invests in addition to the expenses of the Fund.
Transition Portfolio Turnover Risk.
Prior to
July
1, 2021, the
Fund’s strategy was to invest in equity securities of small cap companies. While the Fund will continue to invest in small cap companies after
July
1, 2021, the Fund’s strategy will change to
invest in companies that, on a combined basis, appear attractive when considering sustainability criteria and financial
characteristics. As the Fund transitions to its sustainable leaders strategy, the Fund will likely engage in active and frequent trading leading to increased portfolio turnover, higher transaction costs, and the possibility of increased capital gains, including short-term capital gains that will generally be taxable to
shareholders as ordinary income.
Industry and Sector Focus Risk.
At times the Fund may increase
the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government
regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the
Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Transactions Risk.
The Fund could experience a loss and its
liquidity may be negatively impacted when selling securities to meet redemption requests
. The risk of loss increases if the
redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position
than it ordinarily would.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or
guaranteed by the FDIC, the Federal Reserve Board or any
other government agency.
You could lose money investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
This section provides some indication of the risks of investing in the Fund.
The bar chart shows how the performance of the
Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
The table
compares the Fund’s performance to the performance of the
Russell 2000
®
Index.
The performance for Class A and Class C
Shares prior to their inception is based on the performance of the Class R5 Shares (which are not offered in this prospectus).
The actual returns of the Class A and Class C Shares would be lower because each of these classes has higher expenses than
Class R5 Shares. The performance for Class I Shares prior to their inception is based on the performance of the Class R5
Shares (which are not offered in this prospectus). The actual returns of the Class I Shares would be different than those
shown for Class R5 Shares because Class I Shares have different expenses than Class R5 Shares. Effective
July
1, 2021, the
Fund changed its investment strategies and certain investment policies. In view of these changes, the Fund's performance
record prior to this period might be less pertinent for investors considering whether to purchase shares of the Fund.
Past
performance (before and after taxes) is not necessarily an
indication of how any class of the Fund will perform in the
future.
Updated performance information is available by visiting
www.jpmorganfunds.com
or by calling
1-800-480-4111
.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Class A Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns for the past one year, five years and ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-480-4111
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.jpmorganfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how any class of the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR RETURNS — CLASS A SHARES
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter	4th quarter, 2020	31.66%
Worst Quarter	1st quarter, 2020	-34.86%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2020)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Class A Shares, and after-tax returns for the other classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax
returns
are shown only for the Class A Shares, and
after-tax returns for the other classes will vary.
After-tax
returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on your
tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their
shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

A, C, I Shares | JPMorgan Small Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.25%
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.23%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.14%	[2]
1 Year	rr_ExpenseExampleYear01	$ 635
3 Years	rr_ExpenseExampleYear03	893
5 Years	rr_ExpenseExampleYear05	1,196
10 Years	rr_ExpenseExampleYear10	2,055
1 Year	rr_ExpenseExampleNoRedemptionYear01	635
3 Years	rr_ExpenseExampleNoRedemptionYear03	893
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,196
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,055
2011	rr_AnnualReturn2011	(4.58%)
2012	rr_AnnualReturn2012	19.79%
2013	rr_AnnualReturn2013	42.54%
2014	rr_AnnualReturn2014	9.73%
2015	rr_AnnualReturn2015	(5.38%)
2016	rr_AnnualReturn2016	20.04%
2017	rr_AnnualReturn2017	14.79%
2018	rr_AnnualReturn2018	(12.20%)
2019	rr_AnnualReturn2019	24.00%
2020	rr_AnnualReturn2020	13.40%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	16.08%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	31.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.86%)
Past 1 Year	rr_AverageAnnualReturnYear01	7.45%
Past 5 Years	rr_AverageAnnualReturnYear05	10.01%
Past 10 Years	rr_AverageAnnualReturnYear10	10.55%
A, C, I Shares | JPMorgan Small Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%	[2]
1 Year	rr_ExpenseExampleYear01	$ 267
3 Years	rr_ExpenseExampleYear03	537
5 Years	rr_ExpenseExampleYear05	951
10 Years	rr_ExpenseExampleYear10	1,991
1 Year	rr_ExpenseExampleNoRedemptionYear01	167
3 Years	rr_ExpenseExampleNoRedemptionYear03	537
5 Years	rr_ExpenseExampleNoRedemptionYear05	951
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,991
Past 1 Year	rr_AverageAnnualReturnYear01	11.84%
Past 5 Years	rr_AverageAnnualReturnYear05	10.70%
Past 10 Years	rr_AverageAnnualReturnYear10	10.89%
A, C, I Shares | JPMorgan Small Cap Core Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases, as % of the Offering Price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load), as % of Original Cost of the Shares	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Service Fees	rr_Component2OtherExpensesOverAssets	0.25%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.16%
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.89%	[2]
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	303
5 Years	rr_ExpenseExampleYear05	551
10 Years	rr_ExpenseExampleYear10	1,263
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	303
5 Years	rr_ExpenseExampleNoRedemptionYear05	551
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,263
Past 1 Year	rr_AverageAnnualReturnYear01	13.68%
Past 5 Years	rr_AverageAnnualReturnYear05	11.49%
Past 10 Years	rr_AverageAnnualReturnYear10	11.29%
A, C, I Shares | JPMorgan Small Cap Core Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	7.29%
Past 5 Years	rr_AverageAnnualReturnYear05	8.42%
Past 10 Years	rr_AverageAnnualReturnYear10	8.96%
A, C, I Shares | JPMorgan Small Cap Core Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	4.52%
Past 5 Years	rr_AverageAnnualReturnYear05	7.62%
Past 10 Years	rr_AverageAnnualReturnYear10	8.25%
A, C, I Shares | JPMorgan Small Cap Core Fund | RUSSELL 2000 INDEX (Reflects No Deduction for Fees, Expenses, or Taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	19.96%
Past 5 Years	rr_AverageAnnualReturnYear05	13.26%
Past 10 Years	rr_AverageAnnualReturnYear10	11.20%

[1]	(under $1 million)
[2]	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, expenses related to trustee elections, and extraordinary expenses) exceed 1.14%, 1.64% and 0.89% of the average daily net assets of Class A, Class C and Class I Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/23, at which time it will be determined whether such waivers will be renewed or revised. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.